Restricted Cash	9 Months Ended
Sep. 30, 2011
Restricted Cash [Abstract]
Restricted Cash [Text Block]

The Company’s restricted cash balance on September 30, 2011 was $2,132,654.  Restricted cash normally consists of cash deposited into third party banks with certain period of time restrictions for various business purposes,which may include contract performance bonds. The restrictions expire when the related obligations are fulfilled.